Revenue from Contracts with Customers - Summary of Deferred Revenue Allocated to Remaining Performance Obligations (Unsatisfied or Partially Unsatisfied) (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Performance Obligations [Line Items]
Contract liabilities	€ 190,692	€ 271,674
Unsatisfied Or Partially Unsatisfied
Disclosure Of Performance Obligations [Line Items]
Contract liabilities	187,562	270,169
Within One Year | Unsatisfied Or Partially Unsatisfied
Disclosure Of Performance Obligations [Line Items]
Contract liabilities	90,453	64,522
More Than One Year | Unsatisfied Or Partially Unsatisfied
Disclosure Of Performance Obligations [Line Items]
Contract liabilities	€ 97,109	€ 205,647